Acquisitions	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Acquisitions
6.	Acquisitions
Acquisitions of Franchisees
On February 18, 2022, the Company acquired the entire issued share capital of its Republic of Ireland franchisee, Denross Limited, and its Northern Ireland franchisee, Checkweight Limited, as follows:

(a)
The Company acquired the entire issued share capital of Denross Limited for a purchase price of $4,500. Payment was in the form of cash paid on December 21, 2021 ($650), cash paid on February 18, 2022 ($3,100) and cash in reserves ($750). The total purchase price was allocated to goodwill ($4,645), deferred tax asset ($496) fully offset by a tax valuation allowance ($496), assumed liabilities ($166), customer relationship value ($14), cash ($4) and other receivables ($3). The goodwill will not be deductible for tax purposes; and

(b)
The Company acquired the entire issued share capital of Checkweight Limited for a purchase price of $1,500. Payment was in the form of cash ($1,250) and cash in reserves ($250). The total purchase price was allocated to goodwill ($1,291), franchise rights acquired ($240), assumed liabilities ($56), customer relationship value ($17), deferred tax asset ($5) fully offset by a tax valuation allowance ($5), cash ($4) and other receivables ($4). The goodwill will not be deductible for tax purposes.

On August 16, 2021, the Company acquired substantially all of the assets of its franchisee for certain territories in Maine, Weight Watchers of Maine, Inc., for a purchase price of $2,250. Payment was in the form of cash ($1,999), cash in reserves ($225) and assumed net liabilities ($26). The total purchase price was allocated to goodwill ($2,153), customer relationship value ($56) and franchise rights acquired ($41). The goodwill will be deductible for tax purposes.
On March 22, 2021, the Company acquired substantially all of the assets of its Michigan franchisee, The WW Group, Inc., and its Ontario, Canada franchisee, The WW Group Co., as follows:

(a)
The Company acquired substantially all of the assets of The WW Group, Inc., which operated franchises in certain territories in Michigan, for an aggregate purchase price of $17,500. Payment was in the form of cash paid on March 22, 2021 ($8,255), cash paid on July 30, 2021 ($6,450), cash in reserves ($2,300) and assumed net liabilities ($495). The total purchase price was allocated to franchise rights acquired ($16,885), customer relationship value ($408), inventories ($162), property and equipment, net ($41) and other assets ($4); and

(b)
The Company acquired substantially all of the assets of The WW Group Co., which operated franchises in certain territories in Ontario, Canada, for an aggregate purchase price of $3,114. Payment was in the form of cash ($2,605), cash in reserves ($599) and assumed net assets ($90). The total purchase price was allocated to franchise rights acquired ($3,040), customer relationship value ($42), property and equipment, net ($25), inventories ($6) and other assets ($1).

On October 26, 2020, the Company acquired substantially all of the assets of its franchisees for certain territories in Arizona and California, Weight Watchers of Arizona, Inc. and Weight Watchers of Imperial County, Inc., respectively, for an aggregate purchase price of $10,000. Payment was in the form of cash ($10,037) and assumed net assets ($37). The total purchase price was allocated to franchise rights acquired ($9,546), customer relationship value ($227), property and equipment, net ($131), inventories ($84) and other assets ($12).
These acquisitions have been accounted for under the purchase method of accounting and, accordingly, earnings of the acquired franchises have been included in the consolidated operating results of the Company since the date of acquisition.